10 INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Schedule of intangible assets
							Consolidated
	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2018	3,590,931	288,773	54,972	150,009	3,166,999	1,491	7,253,175
Cost	3,831,338	573,614	161,067	150,009	3,185,701	1,491	7,903,220
Accumulated depreciation	(131,077)	(284,841)	(106,095)		(18,702)		(540,715)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2018	3,590,931	288,773	54,972	150,009	3,166,999	1,491	7,253,175
Effect of foreign exchange differences		4,711	3	3,092		33	7,839
Acquisitions and expeditures			1,387			40	1,427
Transfer to property, plant and equipment			7,808		4,088		11,896
Amortization (note 22)		(47,345)	(10,657)		(127)		(58,129)
Goodwill - Acquisition 50% CBSI (Note 8d)	15,225						15,225
Consolidation CBSI on November 30, 2019.			346	2			348
Balance at December 31, 2019	3,606,156	246,139	53,859	153,103	3,170,960	1,564	7,231,781
Cost	3,846,563	585,407	171,152	153,103	3,189,789	1,564	7,947,578
Accumulated depreciation	(131,077)	(339,268)	(117,293)		(18,829)		(606,467)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2019	3,606,156	246,139	53,859	153,103	3,170,960	1,564	7,231,781

(*) Composed mainly by mineral rights. Amortization is recorded based on production volumes.

Schedule of estimated useful lives	The average useful lives by nature are as follows, in years:
		Consolidated
	12/31/2019	12/31/2018
Software	9	7
Customer relationships	13	13

Schedule of cash generating units

The CGU with intangible assets in this situation are as follows:

		Consolidated
		Goodwill		Trademarks		Total
Cash generating unity	Segment	12/31/2019	12/31/2018	12/31/2019	12/31/2018	12/31/2019	12/31/2018
Packaging (1)	Steel	158,748	158,748			158,748	158,748
Long Stel (2)	Steel	235,595	235,595	153,103	150,009	388,698	385,604
Minning (3)	Mining	3,196,588	3,196,588			3,196,588	3,196,588
Other Steel (4)	Steel	15,225				15,225
		3,606,156	3,590,931	153,103	150,009	3,759,259	3,740,940

(1)      The goodwill of the Packaging cash-generating unit is shown net of impairment loss in the amount of R$109,330, recognized in 2011.

(2)     The goodwill and trademark that are recorded in line item intangible assets at long steel segment, those transactions are derived from the business combination of Stahlwerk Thuringen GmbH ("SWT") and Gallardo Sections CSN. The assets mentioned are considered to have indefinite useful lives as they are expected to contribute indefinitely to the Company's cash flows.

(3)     Refers to the goodwill based on expectations for future profitability, resulting from the acquisition of Namisa by CSN Mineração concluded in December 2015, tested annually for the purpose of analyzing recoverability.

(4)     On November 29, 2019, CSN acquired the entire stake held by CKTR Brasil Serviços Ltda., corresponding to 50% of CBSI's shares, and now holds 100% of CBSI's share capital.

Schedule of assumptions for impairment test

The main assumptions used in calculations of value in use at December 31, 2019 are as follows:

	Metal packaging	Mining	Other Steel	Flat steel (*)	Logistic (**)
Measurement of recoverable value	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow
Cash flow projection	Until 2029 + perpetuity	Until 2054	Until 2029 + perpetuity	Until 2029 + perpetuity	Until 2027
Gross Margin	Gross margin updated based on historical data, impacts of business restructuring and market trends	Reflects projection of costs due to the progress of the mining plan as well as startup and ramp up of projects. Price and exchange rate projected according industry reports.	Gross margin updated based on historical data and market trends	Gross margin updated based on historical data and market trends.	Estimated based on market studies for cargo captures and operational costs according market trends.
Cost atualization	Cost based on historical data of each product and impacts of business restructuring	Updated costs based on historical data, progress of mining plan as well as startup and ramp up of projects	Updated costs based on historical data and market trends	Updated costs based on historical data and market trends	Costs based on historical data and market trends
Perpetual growth rate	Without growth	Without perpetuity	Without growth	Growth of 1.4% p.a in real terms updated by long term inflation of 1.7% p.a. of the Euro zone	Without perpetuity
Discount rate	For metal packaging, the cash flow considered a discount rate around 8% p.a. in real terms. For mining, flat steel and other steel (CBSI), cash flows considered a discount rate between 10% and 12% p.a. in nominal terms. For the logistic segment, cash flow was discounted using a discount rate between 5.09% and 5.41% p.a. in real terms. The discount rate was based on the weighted average cost of capital ("WACC") that reflects the specific risk of each segment.

(*) Refer to assets of subsidiary Lusosider, located in Portugal. The discount rate was applied on the discounted cash flow prepared in Euros, the functional currency of this subsidiary.

(**) Refer to assets of subsidiary FTL – Ferrovia Transnordestina Logística S.A.